Significant Accounting Policies - Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Loss from discontinued operations		$ (13)	$ (2)
Income tax benefit		5	1
Loss from discontinued operations, net of tax	$ 0	$ (8)	$ (1)